Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share (Parentheticals)	12 Months Ended
	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Schedule of Computation of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average ordinary shares outstanding diluted (in Shares)	1,403,828,191	1,403,828,191	926,932,705	305,651,877
Earnings Per Share, Diluted | (per share)	¥ 0.52	$ 0.07	¥ (3.66)	¥ (6.39)
Net loss per ordinary share from continuing operations diluted | (per share)	(0.07)	(0.01)	(2.68)	(3.99)
Net (loss) earnings per ordinary share from discontinued operations diluted | (per share)	¥ 0.59	$ 0.08	¥ (0.98)	¥ (2.40)